Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Profit (loss) of the year	R$ (44,646)	R$ (21,431)	R$ 13,844
Adjustments for:
Depreciation and amortization	41,131	27,287	18,796
Gain on bargain purchase	0	0	(2,479)
Additions to allowance for credit losses	6,303	4,205	3,733
Provisions for labor, tax and civil risks	2,896	7,622	6,677
Provision for bonus and profit sharing	8,335	650	4,641
IPO Bonus (Cash)	222	0	0
Share-based compensation	1,069	0	0
Provision for compensation	(40,716)	16,715	5,230
Interest from loans and borrowings	17,091	4,826	3,889
Interest on leases	356	725	798
Exchange gains on loans and borrowings	2,031	(65)	0
Loss on write-off of intangible assets	0	50	170
Loss on write-off of property, plant and equipment	533	3,937	55
Tax (income) expenses	(20,823)	(8,039)	3,334
Effect on hyperinflation	1,552	180	0
Changes in assets and liabilities
Trade and other receivables	(45,645)	(26,308)	(14,536)
Prepayments	(18,330)	(3,289)	(1,087)
Other assets	(12,896)	(2,537)	274
Suppliers	35,964	52,109	(987)
Employee benefits	2,210	(1,759)	(93)
Trade and other payables and other liabilities	(14,512)	(1,767)	(8,505)
Cash generated from (used in) operating activities	(77,875)	53,111	33,754
Interest paid on loans and leases	(17,933)	(5,232)	(4,691)
Income taxes paid	(1,452)	(1,736)	(2,612)
Net cash (used in) from operating activities	(97,260)	46,143	26,451
Cash flow from investing activities
Acquisition of subsidiary, net of cash acquired	(326,860)	(45,344)	(1,862)
Acquisition of property, plant and equipment	(5,946)	(4,747)	(5,108)
Investment in interest earning bank deposits	(7,005)	0	0
Redemption of interest earning bank deposits	2,227	1,065	1,422
Acquisition of Intangible assets	(13,467)	(12,565)	(4,379)
Net cash used in investment activities	(351,051)	(61,591)	(9,927)
Cash flow from financing activities
Capital increase - IPO	1,031,355	0	0
Issue cost – public offering	(79,526)	0	0
Proceeds from loans and borrowings	88,000	62,000	25,000
Repayment of borrowings	(41,652)	(33,212)	(9,879)
Payment of lease liabilities	(569)	(3,145)	(2,260)
Payments for investments acquired in installments	(62,575)	0	0
Dividends paid	0	0	(67,719)
Capital increase	0	36,409	0
Net cash from (used in) financing activities	935,033	62,052	(54,858)
Exchange rate change on cash and cash equivalents	35,530	1,033	0
Net (decrease) increase in cash and cash equivalents	522,252	47,637	(38,334)
Cash and cash equivalents at January 1	59,979	12,342	50,676
Cash and cash equivalents at December 31	R$ 582,231	R$ 59,979	R$ 12,342